Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 2,481	€ 2,660	€ 1,202
Variable	1,317	886	521
Share-based compensation expense	17,016	13,841	697
Total key management compensation	€ 20,814	€ 17,387	€ 2,420